Ordinary Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Ordinary stock, shares authorized		1,000,000,000	192,499,052
Common Class A
Class Of Stock [Line Items]
Number of voting rights		one vote
Ordinary stock, shares authorized		941,472,561
Ordinary stock, shares issued	10,822,000
Ordinary shares issued price per share	$ 21.0
Net proceeds from issuance of ordinary shares	$ 227,262
Number of preferred shares converted into ordinary shares.	70,254,680
Common Class B
Class Of Stock [Line Items]
Number of voting rights		three votes
Ordinary stock, shares authorized		47,240,103
Number of preferred shares converted into ordinary shares.	47,079,692
Common Class C
Class Of Stock [Line Items]
Number of voting rights		fifteen votes
Ordinary stock, shares authorized		11,287,336